Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015	Oct. 31, 2013	Dec. 31, 2013
Derivative [Line Items]
Notional amount of interest rate swap contracts	$ 128,600,000	$ 258,700,000		$ 128,600,000
Derivative weighted average fixed interest rate	2.00%			2.00%
Weighted average remaining life of contracts	3 years 7 months 6 days
Interest rate swap contracts included in Accounts Payable	3,100,000	500,000		3,100,000
Unrealized (loss) gain on interest rate swap contracts	(2,600,000)	800,000	1,800,000
Realized loss on settlements of interest rate swap contracts	1,300,000	600,000	2,100,000
Derivatives Not Accounted for As Hedges [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Unrealized gain (loss) associated with the forward contracts not designated as a cash flow hedging arrangement	(2,300,000)	1,800,000		(2,300,000)
Interest Rate Swap Contracts [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	125,000,000			125,000,000
Number of additional interest rate swap contracts entered during the year	4			4
Interest Rate Swap Contracts [Member] | Contact One [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	25,000,000			25,000,000
Derivative contracts maturity date				Apr. 01, 2015
Interest Rate Swap Contracts [Member] | Contract Two [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts					50,000,000
Derivative term of contract					5 years
Derivative fixed interest rate					2.00%
Interest Rate Swap Contracts [Member] | Contract Three [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts						25,000,000
Derivative term of contract						6 years
Derivative fixed interest rate						2.30%
Interest Rate Swap Contracts [Member] | Contract Four [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts						25,000,000
Derivative term of contract						4 years
Derivative fixed interest rate						1.50%
Interest Rate Swap Contracts [Member] | Derivatives Not Accounted for As Hedges [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	125,000,000	125,000,000		125,000,000
Foreign Currency Forward Contracts [Member] | Derivatives Not Accounted for As Hedges [Member]
Derivative [Line Items]
Notional amount of interest rate swap contracts	3,600,000	124,000,000		3,600,000
Unrealized gain classified in other comprehensive income	$ 300,000